Corporate debt, Repayment schedule (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Repayment schedule [Abstract]
Corporate debt	$ 639,041	$ 643,083
Remainder of 2018 [Member]
Repayment schedule [Abstract]
Corporate debt	14,878
Between January and June 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Between July and December 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	253,818
2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2021 [Member]
Repayment schedule [Abstract]
Corporate debt	57,586
2022 [Member]
Repayment schedule [Abstract]
Corporate debt	104,632
Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	208,127
New Revolving Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	57,586
New Revolving Credit Facility [Member] | Remainder of 2018 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | Between January and June 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | Between July and December 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	57,586
New Revolving Credit Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
New Revolving Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member]
Repayment schedule [Abstract]
Corporate debt	312,808
Note Issuance Facility [Member] | Remainder of 2018 [Member]
Repayment schedule [Abstract]
Corporate debt	49
Note Issuance Facility [Member] | Between January and June 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member] | Between July and December 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
Note Issuance Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	104,632
Note Issuance Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	208,127
2017 Credit Facility [Member]
Repayment schedule [Abstract]
Corporate debt	11,705
2017 Credit Facility [Member] | Remainder of 2018 [Member]
Repayment schedule [Abstract]
Corporate debt	11,705
2017 Credit Facility [Member] | Between January and June 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Between July and December 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2017 Credit Facility [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Notes [Member]
Repayment schedule [Abstract]
Corporate debt	256,942
2019 Notes [Member] | Remainder of 2018 [Member]
Repayment schedule [Abstract]
Corporate debt	3,124
2019 Notes [Member] | Between January and June 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Notes [Member] | Between July and December 2019 [Member]
Repayment schedule [Abstract]
Corporate debt	253,818
2019 Notes [Member] | 2020 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Notes [Member] | 2021 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Notes [Member] | 2022 [Member]
Repayment schedule [Abstract]
Corporate debt	0
2019 Notes [Member] | Subsequent Years [Member]
Repayment schedule [Abstract]
Corporate debt	$ 0